RELATED PARTIES (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	R$ 229.0	R$ 237.9
Other trade receivables, related parties	144.1	37.7
Dividends receivables	1.2	1.3
Noncurrent trade payables, related parties	(245.3)	(258.3)
Current trade payables, related parties	(1,147.5)	(1,180.6)
Other trade payables	(5.0)
Dividends payables	(2,224.7)	(4,113.5)
Anheuser Busch Africa [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	11.5	3.4
Other trade receivables, related parties
Dividends receivables
Anheuser Busch In Bev Nv [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	103.5	121.6
Other trade receivables, related parties	120.2	12.9
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(169.9)	(84.9)
Other trade payables	(5.0)
Dividends payables
Anheuser Busch Procurement [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	16.4	1.4
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(17.0)	(0.1)
Other trade payables
Dividends payables
Anheuser Busch Inbev Services Llc [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	10.9	6.7
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(3.9)	(5.8)
Other trade payables
Dividends payables
Anheuser Busch Inbev Usa Llc [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties		24.9
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(287.0)	(254.1)
Other trade payables
Dividends payables
Bavaria Sa [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	0.8	0.4
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(22.0)	(8.8)
Other trade payables
Dividends payables
Cerveceria Modelo De Mexico S De Rl De Cv [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	10.0	21.5
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(513.6)	(633.6)
Other trade payables
Dividends payables
Cerveceria Peruanas [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	0.6	0.2
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties		(6.1)
Other trade payables
Dividends payables
Inbev Belgium Nv [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	3.0	2.6
Other trade receivables, related parties	23.9	24.8
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(13.5)	(9.8)
Other trade payables
Dividends payables
Panama Holding [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	7.6	9.1
Other trade receivables, related parties
Dividends receivables	1.2	1.3
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	64.7	46.1
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(36.9)	(46.4)
Other trade payables
Dividends payables
Anheuser Busch Package [Member]
IfrsStatementLineItems [Line Items]
Noncurrent trade payables, related parties
Current trade payables, related parties	(83.7)	(131.0)
Other trade payables
Dividends payables
Ambrew [Member]
IfrsStatementLineItems [Line Items]
Noncurrent trade payables, related parties
Current trade payables, related parties
Other trade payables
Dividends payables	(294.5)	(544.4)
Interbrew International B V [Member]
IfrsStatementLineItems [Line Items]
Noncurrent trade payables, related parties	(245.3)	(258.3)
Current trade payables, related parties
Other trade payables
Dividends payables	R$ (1,930.2)	R$ (3,569.1)